DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

December 4, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS ESG Liquidity Fund (the “Fund”) (formerly known as DWS Variable NAV Money Fund), a series of Investors Cash Trust (the “Trust”); (Reg. Nos. 033-34645, 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 30, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Very truly yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.